Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of the Movements of Shares and Share Capital

The movements of shares and share capital for the six months ended June 30, 2025 and 2024 are as follows:

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2025, shares issued and outstanding	143,917,734	14	48,399,922	5
Issuance of shares for exercise of share awards	535,865	*	-	-
Issuance of shares for cash	6,076,388	1	-	-
Issuance of shares for exercise of warrant	5,186,627	1	-	-
Acquisition of treasury shares	(2,462,200)	*	-	-
Issuance of shares in connection with conversion of convertible notes	10,062,187	1	-	-
Conversion of Class V to Class A ordinary shares	4,000,000	*	(4,000,000)	*
At June 30, 2025, shares issued and outstanding	167,316,601	17	44,399,922	4

	Class A Ordinary Shares	Amount in USD	Class V Ordinary Shares	Amount in USD
At January 1, 2024, shares issued and outstanding	63,566,376	6	48,399,922	5
Issuance of shares for exercise of share awards	167,535	*	-	-
Issuance of shares for cash	26,541,080	3	-	-
Issuance of shares as consideration for the Norway Acquisition	417,130	*	-	-
At June 30, 2024, shares issued and outstanding	90,692,121	9	48,399,922	5

*	Amount less than US$1